Share-based Compensation - Hutchmed Options Fair value Assumptions (Details) - Hutchmed Share Option Scheme - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)	$ 1.14	$ 0.85
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	2.50	2.26
Share price at effective date of grant (in US$ per share)	$ 2.50	$ 2.22
Expected volatility (in percentage)	53.30%	46.70%
Risk-free interest rate (in percentage)	3.69%	2.98%
Contractual life of share options (in years)	10 years	10 years
Expected dividend yield (in percentage)	0.00%	0.00%